Document and Entity Information	Aug. 18, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 18, 2022
Entity Registrant Name	AKILI, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40558
Entity Tax Identification Number	98-1586159
Entity Address, Address Line One	125 Broad Street
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	456-0597
Entity Information, Former Legal or Registered Name	Social Capital Suvretta Holdings Corp. I
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	DNAA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001850266
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	2850 W. Horizon Ridge Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052